Financial result (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of financial result

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Interest income	4.1	1.1	6.1	1.4
Interest income on employee benefits	0.1	0.0	0.2	0.0
Financial income	4.3	1.1	6.4	1.4
Bank charges	(0.5)	(0.2)	(1.0)	(0.4)
Interest expenses leases	(1.3)	(1.3)	(2.3)	(2.6)
Interest expenses on employee benefits	(0.1)	—	(0.3)	0.0
Financial expenses	(1.9)	(1.5)	(3.6)	(3.0)
Foreign exchange gain/(losses)	(48.5)	32.2	(39.7)	49.3
Change in fair value of foreign exchange derivatives	—	0.1	—	0.1
Foreign exchange result	(48.5)	32.3	(39.7)	49.5
Financial result	(46.1)	31.8	(36.9)	47.9